SHORT-TERM BANK LOAN	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SHORT-TERM BANK LOAN

Note 8 – SHORT-TERM BANK LOAN

Bank loan consists of the following:

Provider	Loan period	Interest rate	September 30, 2024	September 30, 2023

Industrial & Commercial Bank of China (“ICBC”)	September 20, 2023 to August 9, 2024	3.20%	$-	$311,129
Industrial & Commercial Bank of China (“ICBC”)	August 9, 2024 to August 9, 2025	3.10%	323,472	-
Total			$323,472	$311,129

The Company entered into a short-term bank loan agreement with ICBC on September 20, 2023, amounted to RMB2,270,000 (equivalent to $323,472), for one year with an interest rate of 3.20% per annum and withdrew the loan on the same day. Pursuant to the loan agreement with ICBC, the loan was granted with a discounted annual interest rate of 25 basis points lower than the one-year loan prime rate of 3.45% per annum. The loan was unsecured.

The Company entered into a short-term bank loan agreement with ICBC on August 9, 2024, amounted to RMB2,270,000 (equivalent to $323,472), for one year with an interest rate of 3.10% per annum and withdrew the loan on the same day. Pursuant to the loan agreement with ICBC, the loan was granted with a discounted annual interest rate of 35 basis points lower than the one-year loan prime rate of 3.45% per annum. The loan was unsecured.

The weighted average interest rate for the short-term bank loans for the years ended September 30, 2024, 2023 and 2022 was 3.15%, 3.20% and nil, respectively.